Basis Of Presentation And Summary Of Significant Accounting Policies (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Tax Year 2013 [Member]
Trust's open tax years	2013	2013
Tax Year 2014 [Member]
Trust's open tax years	2014	2014
Tax Year 2015 [Member]
Trust's open tax years	2015	2015
Tax Year 2016 [Member]
Trust's open tax years	2016	2016